POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2014 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares DWA Developed Markets Momentum Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Water Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

Effective immediately, on page 107, the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Investment Strategies—Securities Lending" is deleted and replaced with the following:

Securities Lending

Each of PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares Global Water Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, beginning on page 108, the section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending Risk" is deleted and replaced with the following:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares Global

Water Portfolio are not able to recover the securities loaned, they may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Funds will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-5 010214

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2014 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

Effective immediately, on page 18, the first sentence in the section titled "Investment Policies and Risks—Lending Portfolio Securities" is deleted and replaced with the following:

Lending Portfolio Securities. PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio and PowerShares S&P SmallCap Consumer Staples Portfolio each may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income.

Effective immediately, on page 99, the first two sentences in the section titled "Management—Securities Lending Agents" are deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio and PowerShares S&P SmallCap Consumer Staples Portfolio. Citibank N.A. ("Citi") acts as the securities lending agent for PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Preferred Portfolio and PowerShares S&P International Developed High Beta Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-9 010214